STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

April 23, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
Re:	Cavalier Tactical Economic Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Cavalier Tactical Economic Fund do not differ from those contained in Post-Effective Amendment No. 333 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on April 18, 2019.

If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3802.

Yours truly,

/s/ Robert G. Schaaf
Robert G. Schaaf

cc:	Tanya Cody, Esq. Greenberg Traurig, LLP 2200 Ross Avenue Suite 5200 Dallas, TX 75201